BRAVO 2021-HEL1

Total Loan Count: 901
Loan Number	Last Name	Deal	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Itemization of HELOC Closing Fees- The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

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XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

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XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on 9/xxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxx and the loan funded on xxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on 6/xxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, the rescission end date was xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, and the loan funded on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx the loan funded on xxxx Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Rescission Test > 36 Mos- There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on 6/xxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on 6/xxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on 6/xxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on 5/xxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, the rescission end date was 8/xxx . There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, the rescission end date was xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, the rescission end date was xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxx the rescission end date was xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was not signed or dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxx and the loan funded on xxxx There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, and the loan funded on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, and the loan funded on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx, and the loan funded on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Right to Rescind Inaccurate > 36 Mos-

Right to Cancel Notice provided in the loan file was not signed and dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx . There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Rescission Test > 36 Mos- The loan closed on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Inaccurate > 36 Mos-

Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Itemization of HELOC Closing Fees- The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

						N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Homeownership Counseling Disclosure Late-

The Homeownership Counseling Disclosure provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Appraisal Notice Late-

The Notice to Applicant of Right to Receive a Copy of an Appraisal Report provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.

(Open) Homeownership Counseling Disclosure Late-

The Homeownership Counseling Disclosure provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Rescission Test > 36 Mos- The loan closed on xxxxx, the rescission end date was xxxxx and the loan funded on xxxxx. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated xxxxx was not disclosed within 3 days of the application date. Initial application was not in the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Mortgage- The Mortgage was missing from the file.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initial application. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file dated xxxxx was disclosed within 3 days of the application date.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Flood Insurance Evidence- The flood cert indicated that flood insurance was required and there is no evidence in the file that flood insurance was obtained at closing.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice from the co-borrower. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was not signed and/or dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice was provided to the co-borrower. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Rescission Test > 36 Mos- The loan closed on xxxxx, the rescission end date was xxxxx and the loan funded on xxxxx. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate. It is not signed and/or dated by all required parties. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Inaccurate Note- The Note was not completed accurately. The note is not signed and dated by the borrower.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated xxxxx. The file did not contain an initial application. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated xxxxx was disclosed within 3 days of theapplication date.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated xxxxx was disclosed within 3 days of theapplication date.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated xxxxx was disclosed within 3 days of theapplication date. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file is dated 7/xxx. It cannot be determined if it was disclosed within 3 days of the application date. The initial application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Appraisal Notice Late- The Notice to Applicant of Right to Receive a Copy of an Appraisal Report provided in the loan file dated xxxxx was not disclosed within 3 days of the application date, xxxxx.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file is dated 7/xxx. It could not be confirmed it was disclosed within 3 days of the application date. The loan Application was missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file is dated 8/4/2017. It cannot be determined it was disclosed within 3 days of the application date. The application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file is dated 9/xxx. It cannot be determined if it was disclosed within 3 days of the application date. The file is missing the initial application. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Rescission Test > 36 Mos-

The loan closed on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).

						N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- The loan closed on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test- The loan closed on xxxxx, and the loan funded on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Pool A and B - 2020 review	XXXX	XXXX	(Open) Rescission Test- The loan closed on xxxxx, and the loan funded on xxxxx. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Flood Cert Missing- The Flood Cert is missing from the Loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. MORTGAGE IS NOT NOTARIZED OR RECORDED.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Flood Cert Missing- The Flood Cert is missing from the Loan file. (Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (xxxxx 10:02AM) The final TIL was provided.	N/A	N/A	3	4	N/A	N/A	3	4	N/A	N/A	C	D	N/A	N/A	N/A	N/A	C	D	C	D	N/A	N/A	N/A	N/A	C	D	C	D	N/A	N/A	N/A	N/A	C	D	C	D	N/A	N/A	N/A	N/A	C	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The Right to Cancel Notice was signed in both sections by the borrowers indicating that they wish to cancel (signed and dated xxxxx) and did not wish to cancel the transaction (signed and dated xxxxx).	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Rescission Test- The loan failed the Rescission test. This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Final TIL Terms- The final TIL was not provided to all parties with the right to rescind.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Misc Compliance Findings-

There are additional Compliance Findings. This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.This loan failed the date the rate was set validation test. ( 12 CFR &sect226.35(a)(1) as enacted in 2008 and amended in2013 )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.

Response 1 (xxxxx 2:01PM)
The loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1)) This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.

(Open) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

(Open) HUD-1-

The settlement statement is either incomplete or incorrect.

(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) Flood Cert Missing-

The flood cert was missing from the loan file. The flood cert in the loan file is a post -closing document, dated xxxxx.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Appraisal Notice Missing-

The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

(Open) Misc Compliance Findings-

There are additional Compliance Findings. *** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

(Clear) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

Response 1 (xxxxx 4:07PM)
The initial Truth in Lending disclosure was provided and isnot required to be signed.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. (Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Note- The Note was missing from the file.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) State Testing- This loan failed the total indebtedness test due to one of the following findings: (xxxx Constitution, Article 16, Section 50 (a)(6)(B), as amended xxxx) The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Not Notarized	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Rescission Test- This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Flood Cert Missing- The Flood Cert is missing from the Loan file.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file is not stamped Final or signed by the borrower.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- The Final HUD-1 was not signed by all parties and/or stamped true and accurate.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) RESPA Reform HUD-1 No Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. 0% Tolerance There is a cost to cure in the amount of xxxx (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. 10% Tolerance. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was executed by all parties, and/or stamped true and accurate.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.	N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Mortgage is not notarized .	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Rescission Test-

This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Notary Missing	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage was not notarized.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) State Testing-

This loan failed the DTI provided test. (MD SB270/HB363, Md. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.

(Open) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

(Open) Initial TIL Date-

The Initial Disclosure Date is more than 3 business days from the Application Date.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Misc Compliance Findings- This loan failed the DTI provided test. ( MD SB270/HB363, Md. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029 ). The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last

						N/A	N/A	4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Misc Compliance Findings- This loan failed the DTI provided test. (MD SB270/HB363, Md. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029). The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Misc Compliance Findings- This loan failed the DTI provided test. (xx SB270/HB363, xx. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029). The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) NMLS- The Loan Originator Identifiers are not listed on the Note/Mortgage. (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage- Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date. (Open) Initial TIL Date- The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) RESPA Reform HUD-1 No Cost to Cure-

The settlement statement is not compliant with RESPA Reform requirements. Requires cost to cure of xxxx

(Open) Misc Compliance Findings-

This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in xxxx and amended in xxxx loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.

(Open) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

						N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. There is no HUD-1 provided in the loan file. (Open) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- The HUD-1 in file was not executed by all parties and/or stamped true and accurate. (Open) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of xxxx	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	N/A	2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Inaccurate Mortgage- Borrower's signature is not present on the Mortgage document.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Inaccurate Note- The note was not completed accurately. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Inaccurate Note- The Note in file is not signed by borrower.	N/A	N/A	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXXXXXXXXX	XXXX	Original Cap One Review	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A	1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A